Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 4,057	$ 2,064	$ 1,830
Accounts receivable, net of allowance for doubtful accounts		2,219	2,606	2,206
Inventories		7,510	2,710	2,474
Prepaid expenses		394	454	414
Other current assets		1,252	414	627
Total current assets		15,432	8,248	7,551
Noncurrent assets
Deferred income tax assets		3,296
Deferred tax credits		692	847	1,311
Property, plant and equipment net of accumulated depreciation		782	886	2,426
Intangible assets, net of accumulated amortization		1	5	9
Operating lease right-of-use assets		1,379	1,776	2,050
Other noncurrent assets		77	82	86
Total noncurrent assets		6,227	3,596	5,882
TOTAL ASSETS		21,659	11,844	13,433
Current Liabilities
Accounts payable		6,735	7,256	6,734
Indebtedness to related parties, current		3,374
Current portion of obligations under operating lease liabilities		324	320	356
Income tax payable		47	3
Other current liabilities		148	180	594
Total current liabilities		10,628	7,759	7,834
Noncurrent liabilities
Bonds, mortgages and other long-term debt		1,489
Operating lease liabilities, noncurrent		988	1,456	1,694
Indebtedness to related parties, noncurrent		7,946	15,617	12,263
Employee benefit plan obligation		396	575	1,015
Total noncurrent liabilities		10,819	17,648	14,972
TOTAL LIABILITIES		21,447	25,407	22,806
SHAREHOLDERS' EQUITY
Common stock		1,955	1,772	1,772
Additional paid-in capital		14,926	7,258	6,755
Accumulated other comprehensive income / (loss)		775	621	487
Accumulated deficit		(17,444)	(23,214)	(18,387)
Total shareholders' equity		212	(13,563)	(9,373)
TOTAL LIABILITIES AND EQUITY		21,659	11,844	13,433
Deferred revenue, current				$ 150
SEALS Corp
Current assets
Cash and cash equivalents	$ 1,860	4,057
Accounts receivable, net of allowance for doubtful accounts	3,471	2,219
Inventories	9,334	7,510
Prepaid expenses	925	394
Other current assets	773	1,252
Total current assets	16,363	15,432
Noncurrent assets
Deferred income tax assets	2,977	3,296
Deferred tax credits	1,180	692
Property, plant and equipment net of accumulated depreciation	2,181	782
Intangible assets, net of accumulated amortization		1
Operating lease right-of-use assets	1,294	1,379
Other noncurrent assets	82	77
Total noncurrent assets	7,714	6,227
TOTAL ASSETS	24,077	21,659
Current Liabilities
Accounts payable	9,018	6,735
Indebtedness to related parties, current		3,374
Current portion of obligations under operating lease liabilities	353	324
Income tax payable	45	47
Other current liabilities	225	148
Total current liabilities	9,641	10,628
Noncurrent liabilities
Bonds, mortgages and other long-term debt	1,577	1,489
Operating lease liabilities, noncurrent	889	988
Indebtedness to related parties, noncurrent	12,186	7,946
Employee benefit plan obligation	429	396
Total noncurrent liabilities	15,081	10,819
TOTAL LIABILITIES	24,722	21,447
SHAREHOLDERS' EQUITY
Common stock	75	75
Additional paid-in capital	16,752	16,731
Accumulated other comprehensive income / (loss)	771	775
Accumulated deficit	(18,318)	(17,444)
Total shareholders' equity	(645)	212
TOTAL LIABILITIES AND EQUITY	24,077	21,659
SEALS Corp | F Share
SHAREHOLDERS' EQUITY
Common stock	$ 75	$ 75